INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2024	2023
Warehouse inventory	$19,694	$12,885
Stockpile inventory	7,349	3,279
Finished goods inventory	7,213	9,491
Work in process inventory	1,754	1,603
	$36,010	$27,258